Investments	12 Months Ended
Dec. 31, 2019
Disclosure Of Investments [Abstract]
Investments
INVESTMENTS

The Corporation held the following investments:

	As at December 31,
	2019	2018
In thousands of U.S. Dollars	Carrying value & fair value	Carrying value & fair value
Bonds - FVOCI	109,017	103,153
Equity in unquoted companies - FVTPL (note 16)	9,651	6,773
Total investments	118,668	109,926
Current portion	109,017	103,153
Non-current portion	9,651	6,773

Investments relate primarily to customer deposits held in accounts segregated from investments held for operational purposes. Investments held in relation to customer deposits are liquid investments and are classified as current assets consistent with the current classification of customer deposits to which the investments relate. Management’s investment strategy for the portfolio results in many of the bonds being held to maturity. As of December 31, 2019, customer deposits were covered by $109.0 million in investments and $300.9 million in cash and equivalents.

The Corporation’s investments held by maturity date are as follows:

	1 year or less $000’s	1 to 5 years $000’s	Greater than 5 years $000’s
Bonds	48,805	60,212	—
Total	48,805	60,212	—

For the year ended December 31, 2019, the Corporation recognized gains (losses) from investments as follows:

	Bonds $000’s	Equity in unquoted companies $000’s	Total $000’s
Investment income	938	—	938
Realized losses	(58)	—	(58)
Unrealized gains	1,155	—	1,155
Gain on re-measurement of financial assets at FVTPL	—	2,883	2,883
Impairment of financial instruments	62	—	62
Total	2,097	2,883	4,980

Investment income from bonds includes interest income and premiums as well as discount amortization. There was no investment income in the year ended December 31, 2019 for equity in unquoted companies.

Subsidiaries

The table below includes the Corporation’s significant subsidiaries as at December 31, 2019, determined as either having greater than 10% of the Corporation’s assets or revenues. The Corporation has other subsidiaries, but the assets and revenues of such subsidiaries individually did not exceed 10%, and in the aggregate did not exceed 20%, of the Corporation’s consolidated assets or consolidated revenues as at and for the year ended December 31, 2019:

Name of principal subsidiary	Country of incorporation	Principal business	Percentage of ownership
Stars Group Holdings B.V.	Netherlands	Intermediate holding company and investment vehicle	100%
Stars Group Holdings Cooperatieve U.A	Netherlands	Intermediate holding company	100%
Stars Interactive Holdings (IOM) Limited	Isle of Man	Intermediate holding company	100%
Worldwide Independent Trust Limited	Isle of Man	Treasury	100%
Rational Entertainment Enterprises Limited	Isle of Man	Gaming services	100%
Stars Interactive Limited	Isle of Man	Intermediate holding company	100%
RG Cash Plus Limited	Isle of Man	Treasury	100%
Rational Gaming Europe Limited	Malta	Various	100%
REEL Italy Limited	Malta	Gaming services	100%
Hestview Limited	England and Wales	Gaming services	100%
Bonne Terre Limited	Alderney	Gaming services	100%
BetEasy Pty Limited	Australia	Gaming services	80%